Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Loans Working Capital and Capital Expenditures	Loans consisted of the following:
Creditor	Interest rate	Issuance Date	Maturity date	As of December 31, 2025	As of December 31, 2024
Wuxi Branch of Bank of China	3.7%	2023/2/28	2024/2/27	-	-
Wuxi Branch of Bank of China	2.95%	2024/2/21	2025/2/20	-	1,391,130
Wuxi Branch of Bank of China*	3.30%	2025/2/18	2026/2/17	-	-
Wuxi Branch of Bank of China	2.30%	2025/12/18	2026/12/17	1,422,718	-
Total				$1,422,718	$1,391,130

*	On February 18, 2025, Wuxi Mingteng Mould entered into a short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.4 million), with an annual interest rate of 3.30% and maturity date as of February 17, 2026, the Company repaid the loan in advance on December 18, 2025.